CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Class A
ADS ratio	650	650	650
Cost of revenue
Share-based compensation expense	$ (22,682)	$ 142,404	$ 276,085
General and administrative expenses
Share-based compensation expense	1,237,663	1,754,275	1,814,335
Research and development expenses
Share-based compensation expense	545,673	1,716,316	3,034,240
Sales and marketing expenses
Share-based compensation expense	$ 59,974	$ 103,324	$ 212,381